Summary of assets and liabilities measured at fair value on recurring basis (Details) - Fair Value, Recurring [Member] - CNY (¥) ¥ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Platform Operator, Crypto Asset [Line Items]
Short-term investments	¥ 3,015,226	¥ 2,832,382
Fair Value, Inputs, Level 1 [Member]
Platform Operator, Crypto Asset [Line Items]
Short-term investments
Fair Value, Inputs, Level 2 [Member]
Platform Operator, Crypto Asset [Line Items]
Short-term investments	3,015,226	2,832,382
Fair Value, Inputs, Level 3 [Member]
Platform Operator, Crypto Asset [Line Items]
Short-term investments